UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



ANNUAL
REPORT

DECEMBER 31, 2005

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

               [LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
                        A STANDING PEGASUS IN A CIRCLE]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

                SERVING KENTUCKY INVESTORS FOR ALMOST TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                      "THE BENEFITS OF TAX-FREE INVESTING"

                                                                  February, 2006

Dear Fellow Shareholder:

      As the name of your fund clearly states, Churchill Tax-Free Fund of Kentucky is tax-free* - free from Kentucky state and regular Federal income taxes.

      This tax-free status serves many purposes. It obviously provides you, and our other shareholders, with tax-free income. But, it also provides municipalities with an attractive motivator to help them raise revenue. Additionally, the projects funded by these tax-free securities enhance the quality of life for all community residents.

      Many individuals pay as much as 30% to 40% of their income in Federal and state taxes. Obviously, if you have to pay that much in taxes, it significantly reduces what you get to keep in your pocket.

BENEFITS TO INVESTORS

      As an investor seeking tax-free income, do you have to forego higher yields? Not necessarily.

                                  [BAR CHART]

                  Hypothetical Tax-Free Yield                           3%
                  Hypothetical Taxable Equivalent Yield               5.0%

                  Hypothetical Tax-Free Yield                           4%
                  Hypothetical Taxable Equivalent Yield               6.6%

                  Hypothetical Tax-Free Yield                           5%
                  Hypothetical Taxable Equivalent Yield               8.8%

                        This chart assumes a 35% federal and 6% state tax-rate and is for illustration purposes only; it does not represent past or future performance of any investment.

      The chart above shows that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As you can clearly see from the chart, you would have to earn 6.6% on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Churchill Tax-Free Fund of Kentucky offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

                        NOT A PART OF THE ANNUAL REPORT

BENEFITS TO MUNICIPALITIES

      As you are most likely aware, states, counties, cities, towns, and other forms of municipalities issue tax-free bonds to raise monies. These issues generally take two forms - general obligation securities and revenue securities.

      General obligation municipal securities are primarily those securities used to finance the general needs of such municipalities. General obligation securities are secured by the tax-raising power of the specific municipality in terms of its ability to pay interest and repay principal on a timely basis. Thus, these securities are considered to be "backed by the full faith and credit" of the issuer.

      Revenue securities are issued to finance specific projects, such as a hospital or airport. In this instance, the municipal issuer pledges the operating revenues derived from the specific project to pay the interest and repay the principal when due.

      In many cases, smaller municipalities would have difficulty selling these securities to the marketplace were it not for the added attractiveness of tax-free status.

BENEFITS TO QUALITY OF LIFE

      The benefit you may not have considered - when you made your investment in the Fund - was that in the process of having the Fund provide you with tax-free income, it also provides help to a variety of others within your community and Kentucky. This is a benefit in which you can take real pride.

      Municipal bonds, such as those in which Churchill Tax-Free Fund of Kentucky invests, are the primary way infrastructure is financed. Infrastructure is a relatively obscure word that by itself doesn't mean much to most people. But, when you translate the word "infrastructure" into projects such as schools, roads, bridges, water facilities, pollution control, airports, hospitals, and fire and police stations, then you are speaking in terms that people more easily understand.

      As the economy of Kentucky grows, new and additional municipal projects are needed for the benefit of the citizens of Kentucky and the various communities throughout the Commonwealth. In essence, your money invested in the Fund helps pay for that new school, road, airport, etc. that you and your neighbors now enjoy. So, as an investor in Churchill Tax-Free Fund of Kentucky, you can take pride in knowing that you are playing a vital role and a very real part in enhancing the quality of life for your family, friends, neighbors and future generations of Kentuckians.

SUMMARY

      So the next time that you receive your statement from Churchill Tax-Free Fund of Kentucky, remember that the benefits that are reaped from your investment are more than just what is evident on that piece of paper.

                                   Sincerely,


/s/ Diana P. Herrmann                         /s/ Lacy B. Herrmann

Diana P. Herrmann                             Lacy B. Herrmann
President                                     Founder and Chairman Emeritus

* For certain investors, some dividends may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                        NOT A PART OF THE ANNUAL REPORT

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

                SERVING KENTUCKY INVESTORS FOR MORE THAN 15 YEARS

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                                  ANNUAL REPORT

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      The year ended December 31, 2005 proved to be a bit of an enigma that challenged our long-held perception of how markets are supposed to perform.
Throughout 2005, the Federal Reserve continued to raise short-term interest rates - from 2.25% in January to 4.25% in December. Traditionally, we have come to expect a corresponding mirror reaction at the longer end of the yield curve: short rates going up = long rates going up. Instead, due to a number of technical factors, we saw long-term interest rates actually decline.

      From December 31, 2004 to December 31, 2005, we saw short-term rates rise a full percentage point (100 basis points on a typical AAA-rated 2 year municipal bond). Over the same time period, we saw long-term rates decline 22 basis points (on a typical AAA-rated 30-year municipal bond). Demand for longer maturity bonds has been especially strong from cash-rich foreign central banks. And inflation, a bond's greatest nemesis, stayed somewhat "manageable" - except for energy costs. Overall, inflation rose 3.4% in 2005 as measured by the Consumer Price Index. The national unemployment rate ended the year at an annual rate of 4.9%, a nice improvement versus last December's rate of 5.4%.

      As the Gulf Coast states were ravaged time and again by a record number of hurricanes, the price of oil rose to all time present day high levels, approaching $70 a barrel. Natural gas and heating oil prices also surged - thank goodness for a relatively mild winter- so far. Overall, energy prices rose a staggering 17% in 2005.

      The year 2005 was one in which both bonds and stocks provided relatively modest returns. The past 12 months marked a period when stock market returns were slightly positive. The Dow Jones Industrial Average rose 1.72%. Other measures of equity performance fared a little better: the S & P 500 closed up 4.91%; and the NASDAQ Composite Index rose 2.13%. We are proud to report that Churchill Tax-Free Fund of Kentucky provided its shareholders a positive total rate of return of 2.39% in 2005, outperforming 64% of our peer group of all intermediate single-state municipal bond funds.

      As we begin 2006, it too promises to be every bit as eventful as was 2005, with the United States working towards a more peaceful, democratic Iraq; the rebuilding of New Orleans and other areas of Louisiana, Alabama, and Mississippi after the devastation caused by a catastrophic series of hurricanes; and the usual, ongoing partisan political wrangling in Washington.

      2005 was a pretty good year for the Kentucky economy, overall. Modest employment gains in the manufacturing sector were well received. Tax revenues, as measured by the General Fund, are also on the rise.

      For 2006, Governor Fletcher has embarked on his quest to come up with an acceptable budget for the Commonwealth. The budgeting process from prior years has been streamlined and we are hopeful that a bipartisan plan will soon be presented, debated, and enacted in short order! Kentucky municipal bonds continue to be in somewhat short supply, due in large part to continued strong retail and institutional demand.

      The investment objective of Churchill Tax-Free Fund of Kentucky is to provide as high a level of triple tax-exempt current income as is consistent with the preservation of capital. We believe this objective continues to be successfully addressed by adhering to a discipline of solid fundamental, conservative portfolio management ideals. The net asset value of the Fund's Class A shares began 2005 at $10.74 per share and ended the year at $10.60 per share. The Fund continues to maintain an average credit quality of "AA", with no bonds rated less than "A". At year-end, nearly 80% of the portfolio was rated "AAA". Our "laddered" maturity structure helps us manage price volatility. The Fund has an average life of approximately 12.5 years and a modified duration of approximately 5.35 years. We maintain a well-diversified portfolio of over 200 different Kentucky issues.

      We are optimistic about the prospects for the U. S. and Kentucky economies in 2006, and will strive to continue to react appropriately to any signs of rising inflation. It is going to take continued vigilance and, if necessary, intervention by the Federal Reserve to keep our economy on a positive track while addressing inflation pressures over the course of 2006. To address these concerns, we intend to "stay the course" and manage the portfolio by taking advantage of opportunities in the Kentucky marketplace that are consistent with the investment objectives of the Fund.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2005 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

            [GRAPHIC OF A LINE CHART WITH THE FOLLOWING INFORMATION:]

                     Cost         Without       With       Lehman Brothers
                      of           Sales        Sales     Quality Intermediate
Month/Year          Living        Charge        Charge    Municipal Bond Index
-----------         ------       --------     ----------    ------------
December-95        $10,000       $10,000       $ 9,600        $10,000
December-96         10,332        10,429        10,008         10,427
December-97         10,508        11,249        10,795         11,190
December-98         10,678        11,820        11,343         11,861
December-99         10,964        11,642        11,172         11,896
December-00         11,336        12,613        12,104         12,922
December-01         11,511        13,123        12,594         13,635
December-02         11,785        14,140        13,570         14,894
December-03         12,007        14,847        14,249         15,585
December-04         12,397        15,520        14,894         16,055
December-05         12,821        15,899        15,258         16,322

                                      AVERAGE ANNUAL TOTAL RETURN
                                 FOR PERIODS ENDED DECEMBER 31, 2005
                               ---------------------------------------
                                                               SINCE
CLASS AND INCEPTION DATE       1 YEAR    5 YEARS  10 YEARS   INCEPTION
                               ------    -------  --------   ---------
Class A (5/21/87)
  With Sales Charge .........  (1.75)%    3.85%     4.32%      6.00%
  Without Sales Charge ......   2.39%     4.69%     4.75%      6.23%

Class C (4/01/96)
  With CDSC .................   0.51%     3.81%      n/a       4.10%
  Without CDSC ..............   1.53%     3.81%      n/a       4.10%

Class Y (4/01/96)
  No Sales Charge ...........   2.55%     4.87%      n/a       5.13%

Class I (8/06/01)
  No Sales Charge ...........   2.24%      n/a       n/a       4.38%

COMPARATIVE INDEX

Lehman Index ................   1.66%     4.78%     5.02%      6.09% (Class A)
                                                               5.17% (Class C&Y)
                                                               4.40% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class I and Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Churchill Tax-Free Fund of Kentucky:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Churchill Tax-Free Fund of Kentucky as of December 31, 2005 and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2004 and the financial highlights for each of the years in the four year period ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Churchill Tax-Free Fund of Kentucky as of December 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 16, 2006

--------------------------------------------------------------------------------

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      GENERAL OBLIGATION BONDS (3.4%)                               S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                Bowling Green, Kentucky
$    200,000    5.300%, 06/01/18 ...................................        Aa3/NR        $     215,440
                Hardin County, Kentucky
     170,000    5.000%, 06/01/17 AMBAC Insured .....................        Aaa/NR              176,732
                Lexington-Fayette Urban County Government, Kentucky
   2,000,000    4.750%, 05/01/24 FGIC Insured ......................        Aaa/AAA           2,047,080
                Lexington-Fayette Urban County, Kentucky
                   Government Project Unlimited Tax
     125,000    5.000%, 12/01/15 ...................................        Aa2/AA+             132,172
     340,000    5.150%, 12/01/17 ...................................        Aa2/AA+             362,552
                Louisville - Jefferson County, Kentucky Metro
                   Government Unlimited Tax
   1,590,000    5.000%, 11/01/19 ...................................        Aa2/AA            1,709,584
   1,825,000    5.000%, 11/01/20 ...................................        Aa2/AA            1,955,232
                Louisville, Kentucky Unlimited Tax
   2,205,000    5.000%, 10/01/21 FGIC Insured ......................        Aaa/AAA           2,316,705
                Warren County, Kentucky Judicial Unlimited Tax
     345,000    5.100%, 09/01/17 AMBAC Insured .....................        Aaa/NR              372,048
     365,000    5.150%, 09/01/18 AMBAC Insured .....................        Aaa/NR              394,277
                                                                                          -------------
                Total General Obligation Bonds                                                9,681,822
                                                                                          -------------

                REVENUE BONDS (95.6%)

                STATE AGENCIES (34.5%)
                Kentucky Area Development District Financing
     500,000    5.000%, 12/01/23 LOC Wachovia Bank .................         NR/AA              523,670
                Kentucky Asset/Liability Commission
     500,000    4.500%, 10/01/22 FGIC Insured ......................        Aaa/AAA             509,055
                Kentucky Infrastructure Authority
   1,000,000    5.250%, 06/01/12 ...................................        Aa3/A+            1,075,270
     635,000    5.250%, 06/01/12 ...................................        Aa3/A+              656,228
   2,740,000    5.250%, 06/01/14 ...................................        Aa3/A+            2,937,938
   1,235,000    5.250%, 08/01/17 ...................................         NR/AA            1,348,879
     100,000    5.000%, 06/01/18 ...................................        Aa3/A+              105,211
     230,000    5.000%, 06/01/21 ...................................        Aa3/A+              241,300
     220,000    6.000%, 09/01/08 ...................................        Aa3/A+              234,454
                Kentucky State Property and Buildings Commission
   4,000,000    5.375%, 02/01/14 FSA Insured (pre-refunded) ........        Aaa/AAA           4,393,200
     400,000    5.250%, 10/01/14 (pre-refunded) ....................        Aa3/A+              431,752

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                STATE AGENCIES (CONTINUED)
                Kentucky State Property and
                   Buildings Commission (continued)
$  3,250,000    5.625%, 09/01/15 (pre-refunded) ....................        Aa3/A+        $   3,555,858
     460,000    5.125%, 09/01/15 (pre-refunded) ....................        Aa3/AAA             493,470
   1,000,000    5.000%, 11/01/15 AMBAC Insured .....................        Aaa/AAA           1,080,490
     100,000    5.375%, 05/01/16 MBIA Insured (pre-refunded) .......        Aaa/AAA             107,092
   3,775,000    5.375%, 08/01/16 (pre-refunded) ....................        Aaa/AAA           4,126,415
   2,725,000    5.375%, 08/01/16 FSA Insured .......................        Aaa/AAA           2,945,725
   3,905,000    5.125%, 09/01/16 (pre-refunded) ....................        Aa3/AAA           4,189,128
   5,000,000    5.250%, 10/01/16 ...................................        Aa3/A+            5,360,800
   1,100,000    5.000%, 11/01/16 AMBAC Insured .....................        Aaa/AAA           1,184,689
   1,265,000    5.250%, 08/01/17 MBIA Insured (pre-refunded) .......        Aaa/AAA           1,395,181
     975,000    5.000%, 08/01/17 FSA Insured .......................        Aaa/AAA           1,024,735
   8,155,000    5.125%, 09/01/17 (pre-refunded) ....................        Aa3/AAA           8,748,358
     200,000    5.375%, 10/01/17 MBIA Insured (pre-refunded) .......        Aaa/AAA             219,116
   4,735,000    5.250%, 10/01/17 ...................................        Aa3/A+            5,065,030
   1,250,000    5.500%, 11/01/17 FSA Insured .......................        Aaa/AAA           1,382,913
   1,000,000    5.000%, 11/01/17 AMBAC Insured .....................        Aaa/AAA           1,072,100
     165,000    5.375%, 02/01/18 FSA Insured (pre-refunded) ........        Aaa/AAA             181,219
   3,030,000    5.000%, 08/01/18 FSA Insured (pre-refunded) ........        Aaa/AAA           3,255,038
   3,950,000    5.125%, 09/01/18 (pre-refunded) ....................        Aa3/AAA           4,228,633
   6,000,000    5.250%, 10/01/18 ...................................        Aa3/A+            6,403,500
   1,000,000    5.500%, 11/01/18 FSA Insured .......................        Aaa/AAA           1,106,330
     155,000    5.100%, 11/01/18 FSA Insured .......................        Aaa/AAA             165,847
     145,000    5.100%, 11/01/18 (pre-refunded) ....................        Aa3/AAA             153,598
   1,500,000    5.000%, 11/01/18 AMBAC Insured .....................        Aaa/AAA           1,602,930
   4,000,000    5.375%, 10/01/19 MBIA Insured (pre-refunded) .......        Aaa/AAA           4,382,320
   1,925,000    5.000%, 10/01/19 ...................................        Aa3/A+            2,018,767
     360,000    5.000%, 10/01/19 MBIA Insured (pre-refunded) .......        Aaa/AAA             387,450
     785,000    5.150%, 11/01/19 FSA Insured .......................        Aaa/AAA             843,239
   3,000,000    5.000%, 11/01/19 FSA Insured .......................        Aaa/AAA           3,177,420
   2,000,000    5.750%, 05/01/20 MBIA Insured (pre-refunded) .......        Aaa/AAA           2,183,980
     250,000    5.000%, 05/01/20 FSA Insured .......................        Aaa/AAA             261,377
     200,000    5.000%, 08/01/21 FSA Insured (pre-refunded) ........        Aaa/AAA             214,854
     270,000    5.100%, 10/01/21 MBIA Insured (pre-refunded) .......        Aaa/AAA             291,978
     255,000    5.150%, 02/01/22 FSA Insured (pre-refunded) ........        Aaa/AAA             276,958

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                STATE AGENCIES (CONTINUED)
                Kentucky State Property and
                   Buildings Commission (continued)
$  5,000,000    5.000%, 10/01/22 MBIA Insured (pre-refunded) .......        Aaa/AAA       $   5,440,700
     235,000    5.000%, 08/01/23 MBIA Insured (pre-refunded) .......        Aaa/AAA             255,332
      80,000    5.000%, 08/01/23 MBIA Insured (pre-refunded) .......        Aaa/AAA              86,922
                Kentucky State Property Buildings Community Revenues
   7,200,000    5.000%, 08/01/21 FSA Insured .......................        Aaa/AAA           7,690,896
                                                                                          -------------
                Total State Agencies                                                         99,017,345
                                                                                          -------------

                COUNTY AGENCIES (6.5%)
                Jefferson County, Kentucky Capital Projects
     430,000    5.200%, 06/01/12 MBIA Insured ......................        Aaa/AAA             449,208
     570,000    5.250%, 06/01/13 MBIA Insured ......................        Aaa/AAA             595,451
     520,000    5.250%, 06/01/14 MBIA Insured ......................        Aaa/AAA             543,218
   3,370,000    5.375%, 06/01/18 MBIA Insured ......................        Aaa/AAA           3,526,200
   1,640,000    5.375%, 06/01/22 MBIA Insured ......................        Aaa/AAA           1,713,702
   5,935,000    5.500%, 06/01/28 MBIA Insured ......................        Aaa/AAA           6,211,749
                Nelson County, Kentucky Court Facilities
                   Project Revenue
     185,000    5.000%, 06/01/21 ...................................        Aa3/NR              194,502
                Warren County, Kentucky Justice Center
   1,580,000    5.250%, 09/01/17 MBIA Insured ......................        Aaa/AAA           1,660,422
                Warren County, Kentucky Justice Center Expansion
                   Corp. Revenue
     700,000    5.400%, 09/01/24 ...................................        Aa3/NR              761,355
   2,895,000    5.350%, 09/01/29 MBIA Insured ......................        Aaa/AAA           3,046,988
                                                                                          -------------
                Total County Agencies                                                        18,702,795
                                                                                          -------------

                CITY/MUNICIPALITY OBLIGATIONS (0.9%)
                Jeffersontown, Kentucky Public Project Corp.
     500,000    5.750%, 11/01/15 ...................................         A3/NR              519,690
                Lexington-Fayette Urban County Government,
                   Kentucky Public Facilities Revenue
     180,000    5.125%, 10/01/23 FSA Insured .......................        Aaa/AAA             189,909
                Louisville, Kentucky Parking Authority
   1,140,000    5.000%, 12/01/14 MBIA Insured ......................        Aaa/AAA           1,190,833
                Shelbyville, Kentucky Certificates of Participation
     625,000    5.000%, 10/01/22 ...................................         A2/NR              653,669
                                                                                          -------------
                Total City/Municipality Obligations                                           2,554,101
                                                                                          -------------

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                HOSPITALS (3.4%)
                Jefferson County, Kentucky Health Facilities Revenue
$    240,000    5.000%, 10/01/12 MBIA Insured ......................        Aaa/AAA       $     250,051
   1,715,000    5.650%, 01/01/17 AMBAC Insured .....................        Aaa/AAA           1,783,326
   2,200,000    5.250%, 05/01/17 ...................................          NR/A            2,331,384
     815,000    5.125%, 10/01/17 AMBAC Insured ETM .................        Aaa/AAA             844,079
     125,000    5.750%, 01/01/26 AMBAC Insured .....................        Aaa/AAA             130,037
                Jefferson County, Kentucky Revenue Medical
                   Center Revenue
   2,000,000    5.500%, 05/01/22 ...................................          NR/A            2,149,080
                Kentucky Economic Development Finance Authority
   1,000,000    5.000%, 02/01/18 FSA Insured .......................        Aaa/AAA           1,028,870
                Louisville - Jefferson County, Kentucky Medical
                   Center Revenue
   1,000,000    5.000%, 06/01/18 ...................................          NR/A            1,067,070
                                                                                          -------------
                Total Hospitals                                                               9,583,897
                                                                                          -------------

                HOUSING (8.2%)
                Kentucky Housing Corp. Housing Revenue
     250,000    4.100%, 01/01/15 AMT ...............................        Aaa/AAA             248,882
     170,000    4.100%, 07/01/15 AMT ...............................        Aaa/AAA             169,206
     210,000    4.300%, 01/01/16 AMT ...............................        Aaa/AAA             211,527
     200,000    4.200%, 01/01/16 AMT ...............................        Aaa/AAA             199,402
     610,000    4.300%, 07/01/16 AMT ...............................        Aaa/AAA             604,461
     550,000    4.200%, 07/01/16 AMT ...............................        Aaa/AAA             548,289
     555,000    4.200%, 01/01/17 ...................................        Aaa/AAA             553,546
     100,000    5.125%, 07/01/17 ...................................        Aaa/AAA             102,355
     680,000    4.200%, 07/01/17 ...................................        Aaa/AAA             678,157
     285,000    4.250%, 01/01/18 ...................................        Aaa/AAA             283,940
      95,000    5.550%, 07/01/18 AMT ...............................        Aaa/AAA              95,000
     180,000    4.250%, 07/01/18 ...................................        Aaa/AAA             179,309
   2,000,000    5.600%, 07/01/20 AMT ...............................        Aaa/AAA           2,091,860
   1,150,000    5.350%, 01/01/21 AMT ...............................        Aaa/AAA           1,184,109
   6,275,000    5.450%, 07/01/22 AMT ...............................        Aaa/AAA           6,528,134
   4,065,000    5.250%, 07/01/22 AMT ...............................        Aaa/AAA           4,186,909
     245,000    5.200%, 07/01/22 ...................................        Aaa/AAA             251,715

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                HOUSING (CONTINUED)
                Kentucky Housing Corp. Housing Revenue (continued)
$    300,000    5.100%, 07/01/22 AMT ...............................        Aaa/AAA       $     307,149
   4,140,000    5.200%, 07/01/25 AMT ...............................        Aaa/AAA           4,252,277
     275,000    5.375%, 07/01/27 ...................................        Aaa/AAA             283,866
     570,000    5.550%, 07/01/33 ...................................        Aaa/AAA             590,554
                                                                                          -------------
                Total Housing                                                                23,550,647
                                                                                          -------------

                SCHOOLS (19.0%)
                Beechwood, Kentucky Independent School
                   District Finance Corp.
     180,000    5.650%, 03/01/20 ...................................         Aa3/NR             193,786
                Berea, Kentucky Educational Facilities Revenue
                   (Berea College)
   1,000,000    4.125%, 06/01/25 ...................................         Aaa/NR             975,810
                Boone County, Kentucky School District Finance Corp.
   1,730,000    4.125%, 08/01/22 XLCA Insured ......................         Aaa/NR           1,690,314
                Boone County, Kentucky School District
                   Finance Corp. School Building
     660,000    5.000%, 06/01/15 ...................................         Aa3/NR             686,756
     225,000    5.250%, 08/01/15 ...................................         Aa3/NR             240,266
     285,000    5.700%, 02/01/16 ...................................         Aa3/NR             308,587
     140,000    4.750%, 06/01/20 FSA Insured .......................        Aaa/AAA             145,156
   1,000,000    5.375%, 08/01/20 FSA Insured .......................         AAA/NR           1,067,840
                Boyd County, Kentucky School District Finance Corp.
   1,025,000    5.000%, 10/01/15 ...................................         Aa3/NR           1,079,797
     575,000    5.375%, 10/01/17 ...................................         Aa3/NR             603,830
                Bullitt County, Kentucky School District Finance Corp.
     200,000    4.300%, 10/01/21 ...................................         Aaa/NR             201,730
   2,455,000    4.500%, 10/01/22 MBIA Insured ......................         Aaa/NR           2,531,842
   2,590,000    4.500%, 10/01/23 MBIA Insured ......................         Aaa/NR           2,665,291
                Christian County, Kentucky School District Finance Corp.
     500,000    5.000%, 06/01/09 ...................................         Aa3/NR             521,115
     820,000    4.000%, 08/01/19 XLCA Insured ......................         Aaa/NR             807,315
     855,000    4.000%, 08/01/20 XLCA Insured ......................         Aaa/NR             837,396
     905,000    4.000%, 08/01/21 XLCA Insured ......................         Aaa/NR             881,407

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                SCHOOLS (CONTINUED)
                Christian County, Kentucky School District
                   Finance Corp. (continued)
$  1,465,000    4.000%, 08/01/22 XLCA Insured ......................         Aaa/NR       $   1,418,325
   1,525,000    4.125%, 08/01/23 XLCA Insured ......................         Aaa/NR           1,483,108
   1,590,000    4.125%, 08/01/24 XLCA Insured ......................         Aaa/NR           1,536,830
                Daviess County, Kentucky School District Finance Corp.
     200,000    5.000%, 06/01/24 ...................................         Aa3/NR             210,646
                Fayette County, Kentucky School Building Revenue
     200,000    5.125%, 04/01/18 AMBAC Insured .....................        Aaa/AAA             213,228
                Fayette County, Kentucky School District Finance Corp.
   5,000,000    4.250%, 04/01/23 FSA Insured .......................        Aaa/AAA           4,939,500
                Floyd County, Kentucky School Building
     250,000    5.000%, 12/01/09 ...................................         Aa3/NR             263,945
     680,000    4.375%, 10/01/22 ...................................         Aa3/NR             688,847
                Franklin County, Kentucky School District Finance Corp.
   1,000,000    5.000%, 04/01/24 ...................................         Aa3/NR           1,052,320
                Graves County, Kentucky School Building Revenue
   1,260,000    5.000%, 06/01/22 ...................................         Aa3/NR           1,330,925
   1,320,000    5.000%, 06/01/23 ...................................         Aa3/NR           1,390,858
                Hardin County, Kentucky School District Finance Corp.
     100,000    5.500%, 02/01/17 (pre-refunded) ....................         Aa3/NR             108,832
   1,475,000    4.000%, 02/01/19 AMBAC Insured .....................         Aaa/NR           1,452,816
                Hickman County, Kentucky School District Finance Corp.
                   School Building Revenue
     250,000    5.000%, 06/01/24 ...................................         Aa3/NR             263,308
                Jefferson County, Kentucky School District Finance Corp.
                   School Building
     750,000    5.300%, 01/01/13 FSA Insured .......................        Aaa/AAA             825,240
     250,000    5.250%, 07/01/16 FSA Insured .......................        Aaa/AAA             265,450
     150,000    9.500%, 04/01/20 FSA Insured .......................        Aaa/AAA             157,654
   1,360,000    4.250%, 06/01/21 FSA Insured .......................        Aaa/AAA           1,362,040
                Jessamine County, Kentucky School District Finance Corp.
                   School Building Revenue
   1,205,000    4.900%, 05/01/22 ...................................         Aa3/NR           1,250,657

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                SCHOOLS (CONTINUED)
                Kenton County, Kentucky School District
$    955,000    5.000%, 04/01/16 ...................................         Aa3/NR       $   1,008,833
   1,055,000    5.000%, 04/01/17 ...................................         Aa3/NR           1,114,470
     605,000    5.000%, 04/01/19 ...................................         Aa3/NR             637,737
                Kentucky Economic Development Finance Authority
                   College Revenue Centre College
   1,230,000    5.000%, 04/01/17 FSA Insured .......................        Aaa/AAA           1,304,194
   1,675,000    5.000%, 04/01/19 FSA Insured .......................        Aaa/AAA           1,767,929
                Lexington-Fayette Urban County, Kentucky Government
                   Project Transylvania University
   1,320,000    5.125%, 08/01/18 MBIA Insured ......................        Aaa/AAA           1,384,693
                Lexington-Fayette Urban County, Kentucky Government
                   Project U.K. Library
     725,000    5.000%, 11/01/15 MBIA Insured ......................        Aaa/AAA             765,085
     305,000    5.000%, 11/01/18 MBIA Insured ......................        Aaa/AAA             320,851
     300,000    5.000%, 11/01/20 MBIA Insured ......................        Aaa/AAA             314,598
                Lincoln County, Kentucky School District
     250,000    4.800%, 08/01/19 ...................................         Aa3/NR             261,135
                Louisville & Jefferson County, Kentucky University
                   of Louisville
     500,000    5.000%, 06/01/19 AMBAC Insured .....................        Aaa/AAA             536,825
     525,000    5.000%, 06/01/20 AMBAC Insured .....................        Aaa/AAA             561,970
                Oldham County, Kentucky School District Finance Corp.
     700,000    5.000%, 05/01/19 MBIA Insured ......................         Aaa/NR             746,543
                Scott County, Kentucky School Building
     100,000    5.000%, 03/01/22 ...................................         Aa3/NR             105,570
                Scott County, Kentucky School District Finance Corp.
   1,115,000    4.200%, 01/01/22 AMBAC Insured .....................         Aaa/NR           1,117,486
   1,955,000    4.250%, 01/01/23 AMBAC Insured .....................         Aaa/NR           1,962,253
   1,560,000    4.300%, 01/01/24 AMBAC Insured .....................         Aaa/NR           1,565,772
                Spencer County, Kentucky School District Finance Corp.
   1,415,000    5.000%, 07/01/19 FSA insured .......................         Aaa/NR           1,510,739
                University of Kentucky Revenue
   1,335,000    5.000%, 05/01/16 FGIC Insured (pre-refunded) .......        Aaa/AAA           1,420,680
     505,000    5.000%, 06/01/18 FSA insured .......................         Aaa/NR             531,654
                                                                                          -------------
                Total Schools                                                                54,591,784
                                                                                          -------------

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                TRANSPORTATION (11.8%)
                Kenton County, Kentucky Airport Board
                   Airport Revenue
$    500,000    5.625%, 03/01/13 MBIA Insured AMT ..................        Aaa/AAA       $     545,055
   1,570,000    5.000%, 03/01/13 MBIA Insured AMT ..................        Aaa/AAA           1,665,770
     750,000    5.625%, 03/01/14 MBIA Insured AMT ..................        Aaa/AAA             816,300
   1,000,000    5.500%, 03/01/17 MBIA Insured AMT ..................        Aaa/AAA           1,081,500
   2,230,000    5.500%, 03/01/18 MBIA Insured AMT ..................        Aaa/AAA           2,406,014
   1,300,000    5.000%, 03/01/23 MBIA Insured AMT ..................        Aaa/AAA           1,340,924
                Kentucky Interlocal School Transportation Authority
     145,000    5.400%, 06/01/17 ...................................         Aa3/A+             145,905
     400,000    6.000%, 12/01/20 ...................................         Aa3/A+             406,676
     200,000    6.000%, 12/01/20 ...................................         Aa3/A+             203,338
     300,000    5.800%, 12/01/20 ...................................         Aa3/A+             304,767
     400,000    5.650%, 12/01/20 ...................................         Aa3/A+             406,116
     350,000    5.600%, 12/01/20 ...................................         Aa3/A+             355,281
                Kentucky State Turnpike Authority Economic
                   Development & Resource Recovery Road Revenue
   1,000,000    5.625%, 07/01/12 FSA Insured (pre-refunded) ........        Aaa/AAA           1,096,980
     200,000    5.625%, 07/01/13 FSA Insured (pre-refunded) ........        Aaa/AAA             219,396
     500,000    5.625%, 07/01/14 FSA Insured (pre-refunded) ........        Aaa/AAA             548,490
     250,000    5.200%, 07/01/14 FSA Insured (pre-refunded) ........        Aaa/AAA             269,417
     450,000    5.250%, 07/01/15 FSA Insured (pre-refunded) ........        Aaa/AAA             485,973
   2,775,000    5.250%, 07/01/16 FSA Insured .......................        Aaa/AAA           2,996,889
     160,000    5.000%, 07/01/17 FSA Insured .......................        Aaa/AAA             168,862
   3,455,000    5.100%, 07/01/18 FSA Insured .......................        Aaa/AAA           3,659,812
                Louisville-Jefferson County Regional Airport, Kentucky
   1,000,000    5.500%, 07/01/12 FSA Insured AMT ...................        Aaa/AAA           1,086,170
   2,000,000    5.750%, 07/01/15 FSA Insured AMT ...................        Aaa/AAA           2,191,180
   2,000,000    5.500%, 07/01/15 FSA Insured AMT ...................        Aaa/AAA           2,184,360
   1,650,000    5.750%, 07/01/17 FSA Insured AMT ...................        Aaa/AAA           1,794,111
   1,000,000    5.250%, 07/01/18 FSA Insured AMT ...................        Aaa/AAA           1,062,900
   1,000,000    5.000%, 07/01/18 FSA Insured AMT ...................        Aaa/AAA           1,033,490
   1,370,000    5.250%, 07/01/21 FSA Insured AMT ...................        Aaa/AAA           1,445,391
   3,390,000    5.250%, 07/01/22 FSA Insured AMT ...................        Aaa/AAA           3,572,145
     275,000    5.375%, 07/01/23 FSA Insured AMT ...................        Aaa/AAA             290,309
                                                                                          -------------
                Total Transportation                                                         33,783,521
                                                                                          -------------

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                UTILITIES (11.3%)
                Bardstown, Kentucky
$    200,000    5.000%, 12/01/19 MBIA Insured ......................         Aaa/NR       $     213,044
                Boone County, Kentucky Pollution Control
                   Rev. - Dayton Power & Light
   1,000,000    4.700%, 01/01/28 FGIC Insured ......................        Aaa/AAA           1,013,760
                Campbell & Kenton Counties, Kentucky
                   Sanitation Sewer District
     100,000    5.000%, 08/01/24 FSA Insured .......................        Aaa/AAA             104,258
                Kentucky Rural Water Finance Corp.
     595,000    5.000%, 02/01/20 AMBAC Insured .....................        Aaa/AAA             628,487
                Lexington-Fayette Urban County Government,
                   Kentucky Sewer System
   1,000,000    5.000%, 07/01/19 ...................................         Aa3/AA           1,058,920
                Louisville & Jefferson County, Kentucky
                   Metropolitan Sewer District
   1,000,000    5.000%, 05/15/12 FGIC Insured ......................        Aaa/AAA           1,044,270
   2,565,000    5.375%, 05/15/17 MBIA Insured ......................        Aaa/AAA           2,800,159
     125,000    5.300%, 05/15/18 MBIA Insured ......................        Aaa/AAA             130,370
   2,180,000    5.000%, 05/15/18 FSA Insured .......................        Aaa/AAA           2,345,200
   2,380,000    4.250%, 05/15/20 FSA Insured .......................        Aaa/AAA           2,381,714
   2,510,000    4.250%, 05/15/21 FSA Insured .......................        Aaa/AAA           2,501,466
     400,000    5.000%, 05/15/22 FGIC Insured ......................        Aaa/AAA             415,304
                Louisville, Kentucky Waterworks Board Water
                   System Revenue
   1,000,000    5.250%, 11/15/16 FSA Insured .......................        Aaa/AAA           1,071,090
   1,000,000    5.250%, 11/15/17 FSA Insured .......................        Aaa/AAA           1,071,090
   2,530,000    5.250%, 11/15/18 FSA Insured .......................        Aaa/AAA           2,709,858
     205,000    5.250%, 11/15/19 FSA Insured .......................        Aaa/AAA             217,138
   6,600,000    5.250%, 11/15/22 FSA Insured .......................        Aaa/AAA           7,060,086
   2,415,000    5.250%, 11/15/24 FSA Insured .......................        Aaa/AAA           2,578,930
                Northern Kentucky Water District
     660,000    5.000%, 02/01/23 FGIC Insured ......................         Aaa/NR             688,024
                Owensboro-Davies County, Kentucky Water District
     600,000    5.000%, 01/01/13 AMBAC Insured .....................        Aaa/AAA             616,860

                                                                            RATING
     FACE                                                                  MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P              VALUE
------------    ----------------------------------------------------       --------       -------------
                UTILITIES (CONTINUED)
                Owensboro, Kentucky Electric and Power
$  1,555,000    5.000%, 01/01/20 FSA Insured .......................        Aaa/AAA       $   1,628,785
                                                                                          -------------
                Total Utilities                                                              32,278,813
                                                                                          -------------
                   Total Revenue Bonds                                                      274,062,903
                                                                                          -------------

                   Total Investments (cost $275,656,661**) .........          99.0%         283,744,725
                   Other assets less liabilities ...................           1.0            2,941,995
                                                                            ------        -------------
                   Net Assets ......................................         100.0%       $ 286,686,720
                                                                            ======        =============

                                                                 PERTCENT OF
   PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)           PORTFOLIO
   -------------------------------------------------------------------------
   Aaa of Moody's or AAA of S&P ..........................          79.5%
   Aa of Moody's or AA of S&P ............................          18.1
   A of Moody's or S&P ...................................           2.4
                                                                  ------
                                                                   100.0%
                                                                  ======

      * Any security not rated (NR) by either credit rating service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

      **    See note 4.

                            PORTFOLIO ABBREVIATIONS:
               -------------------------------------------------
               AMBAC -   American Municipal Bond Assurance Corp.
               AMT   -   Alternative Minimum Tax
               ETM   -   Escrowed To Maturity
               FGIC  -   Financial Guaranty Insurance Co.
               FSA   -   Financial Security Assurance
               LOC   -   Letter of Credit
               MBIA  -   Municipal Bond Investors Assurance
               NR    -   Not Rated
               XLCA  -   XL Capital Assurance

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS
     Investments at value (cost $275,656,661) .........................................    $283,744,725
     Cash .............................................................................         335,218
     Interest receivable ..............................................................       4,084,023
     Receivable for Fund shares sold ..................................................         105,333
     Other assets .....................................................................          10,876
                                                                                           ------------
     Total assets .....................................................................     288,280,175
                                                                                           ------------
LIABILITIES
   Payable for investment securities purchased ........................................         520,886
   Payable for Fund shares redeemed ...................................................         434,299
   Dividends payable ..................................................................         356,158
   Management fee payable .............................................................          97,275
   Distribution and service fees payable ..............................................          68,330
   Accrued expenses ...................................................................         116,507
                                                                                           ------------
Total liabilities .....................................................................       1,593,455
                                                                                           ------------
NET ASSETS ............................................................................    $286,686,720
                                                                                           ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $    270,458
   Additional paid-in capital .........................................................     277,019,303
   Net unrealized appreciation on investments (note 4) ................................       8,088,064
   Undistributed net investment income ................................................         434,620
   Accumulated net realized gain on investments .......................................         874,275
                                                                                           ------------
                                                                                           $286,686,720
                                                                                           ============
CLASS A
   Net Assets .........................................................................    $223,810,514
                                                                                           ============
   Capital shares outstanding .........................................................      21,115,833
                                                                                           ============
   Net asset value and redemption price per share .....................................    $      10.60
                                                                                           ============
   Offering price per share (100/96 of $10.60 adjusted to nearest cent) ...............    $      11.04
                                                                                           ============
CLASS C
   Net Assets .........................................................................    $  7,295,962
                                                                                           ============
   Capital shares outstanding .........................................................         688,650
                                                                                           ============
   Net asset value and offering price per share .......................................    $      10.59
                                                                                           ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $      10.59*
                                                                                           ============
CLASS I
   Net Assets .........................................................................    $  7,764,453
                                                                                           ============
   Capital shares outstanding .........................................................         732,909
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.59
                                                                                           ============
CLASS Y
   Net Assets .........................................................................    $ 47,815,791
                                                                                           ============
   Capital shares outstanding .........................................................       4,508,378
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.61
                                                                                           ============

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEmber 31, 2005

INVESTMENT INCOME:

     Interest income ................................................                       $  13,123,385

Expenses:

     Management fee (note 3) ........................................     $    1,183,610
     Distribution and service fees (note 3) .........................            441,913
     Transfer and shareholder servicing agent fees ..................            174,325
     Trustees' fees and expenses (note 8) ...........................            132,112
     Legal fees (note 3) ............................................             77,219
     Fund accounting fees ...........................................             66,928
     Shareholders' reports and proxy statements .....................             66,053
     Custodian fees .................................................             57,745
     Registration fees and dues .....................................             23,483
     Auditing and tax fees ..........................................             21,000
     Insurance ......................................................             19,199
     Chief compliance officer (note 3) ..............................              4,544
     Miscellaneous ..................................................             22,057
                                                                          --------------
     Total expenses .................................................          2,290,188

     Expenses paid indirectly (note 6) ..............................            (23,752)
                                                                          --------------
     Net expenses ...................................................                           2,266,436
                                                                                            -------------
     Net investment income ..........................................                          10,856,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ..........          1,064,505
     Change in unrealized appreciation on investments ...............         (4,961,711)
                                                                          --------------
     Net realized and unrealized gain (loss) on investments .........                          (3,897,206)
                                                                                            -------------
     Net change in net assets resulting from operations .............                       $   6,959,743
                                                                                            =============

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED          YEAR ENDED
                                                            DECEMBER 31, 2005   DECEMBER 31, 2004
                                                            -----------------   -----------------
OPERATIONS:
     Net investment income ...............................    $  10,856,949       $  11,464,403
     Net realized gain (loss) from securities transactions        1,064,505             950,051
     Change in unrealized appreciation on investments ....       (4,961,711)            (56,557)
                                                              -------------       -------------
       Change in net assets from operations ..............        6,959,743          12,357,897
                                                              -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
     Class A Shares:
     Net investment income ...............................       (8,497,105)         (9,151,161)

     Class C Shares:
     Net investment income ...............................         (226,903)           (225,967)

     Class I Shares:
     Net investment income ...............................         (277,644)           (239,947)

     Class Y Shares:
     Net investment income ...............................       (1,888,768)         (1,763,764)
                                                              -------------       -------------
       Change in net assets from distributions ...........      (10,890,420)        (11,380,839)
                                                              -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
     Proceeds from shares sold ...........................       33,559,576          45,176,081
     Reinvested dividends and distributions ..............        4,311,984           5,174,766
     Cost of shares redeemed .............................      (44,707,514)        (40,998,605)
                                                              -------------       -------------
     Change in net assets from capital share transactions        (6,835,954)          9,352,242
                                                              -------------       -------------

     Change in net assets ................................      (10,766,631)         10,329,300

NET ASSETS:
     Beginning of period .................................      297,453,351         287,124,051
                                                              -------------       -------------

     End of period* ......................................    $ 286,686,720       $ 297,453,351
                                                              =============       =============

     * Includes undistributed net investment income of:       $     434,620       $     468,091
                                                              =============       =============

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made during the year ended December 31, 2005.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with of all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2005, distribution fees on Class A Shares amounted to $346,088 of which the Distributor retained $19,970.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2005, amounted to $60,095. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2005, amounted to $20,031. The total of these payments with respect to Class C Shares amounted to $80,126 of which the Distributor retained $15,900.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2005, these payments were made at the average annual rate of 0.35% of such net assets and amounted to

$27,474 of which $15,699 related to the Plan and $11,775 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2005, total commissions on sales of Class A Shares amounted to $214,451 of which the Distributor received $20,785.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2005, the Fund incurred $74,729 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2005, purchases of securities and proceeds from the sales of securities aggregated $72,949,925 and $75,859,757, respectively.

      At December 31, 2005 the aggregate tax cost for all securities was $275,644,271. At December 31, 2005, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $8,393,352 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $292,898 for a net unrealized appreciation of $8,100,454.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                          YEAR ENDED                       YEAR ENDED
                                      DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -----------------------------     -----------------------------
                                   SHARES           AMOUNT           SHARES           AMOUNT
                                   ------           ------           ------           ------
CLASS A SHARES:
   Proceeds from shares sold       2,024,652     $ 21,593,854        1,986,073     $ 21,266,749
   Reinvested distributions          362,716        3,868,074          404,551        4,328,795
   Cost of shares redeemed .      (2,962,111)     (31,537,026)      (2,129,569)     (22,709,719)
                                ------------     ------------     ------------     ------------
      Net change ...........        (574,743)      (6,075,098)         261,055        2,885,825
                                ------------     ------------     ------------     ------------

CLASS C SHARES:
   Proceeds from shares sold          90,038          959,910          262,256        2,800,388
   Reinvested distributions           13,187          140,559           13,189          141,099
   Cost of shares redeemed .        (175,383)      (1,859,038)        (187,886)      (2,010,343)
                                ------------     ------------     ------------     ------------
      Net change ...........         (72,158)        (758,569)          87,559          931,144
                                ------------     ------------     ------------     ------------

CLASS I SHARES:
   Proceeds from shares sold          44,082          471,889          283,026        2,993,441
   Reinvested distributions           22,690          241,811           21,333          227,786
   Cost of shares redeemed .         (38,599)        (410,675)         (14,757)        (156,921)
                                ------------     ------------     ------------     ------------
      Net change ...........          28,173          303,025          289,602        3,064,306
                                ------------     ------------     ------------     ------------

CLASS Y SHARES:
   Proceeds from shares sold         984,142       10,533,923        1,685,639       18,115,503
   Reinvested distributions            5,130           61,540           44,562          477,086
   Cost of shares redeemed .      (1,022,004)     (10,900,775)      (1,516,929)     (16,121,622)
                                ------------     ------------     ------------     ------------
      Net change ...........         (32,732)        (305,312)         213,272        2,470,967
                                ------------     ------------     ------------     ------------
Total transactions in Fund
   shares ..................        (651,460)    $ (6,835,954)         851,488     $  9,352,242
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2005 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended December 31, 2005 was $106,125 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended December 31, 2005, such meeting-related expenses amounted to $25,987.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                Year Ended December 31,
                                                 2005              2004
                                             -----------       -----------
      Net tax-exempt income                  $10,817,058       $11,146,096
      Ordinary income                             73,362           234,743
                                             -----------       -----------
                                             $10,890,420       $11,380,839
                                             ===========       ===========

      As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized gain                             $  879,242
      Unrealized appreciation                                    8,100,454
      Undistributed tax-exempt income                              422,230
                                                                ----------
                                                                $9,401,926
                                                                ==========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

11. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for the Churchill Tax-Free Fund of Kentucky (the "Fund"). On July 27, 2005 KPMG LLP resigned as the principal accountants of the Fund and Tait, Weller & Baker LLP was engaged as the principal accountants to audit the Fund's financial statements for the fiscal year of 2005. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Fund's financial statements as of and for the years ended December 31, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended December 31, 2004 and 2003 and the subsequent interim period through July 27, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles of practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             Class A
                                             ----------------------------------------------------------------------
                                                                     Year Ended December 31,
                                             ----------------------------------------------------------------------
                                               2005            2004            2003            2002          2001
                                             --------        --------        --------        --------      --------
Net asset value, beginning of period .....   $  10.74        $  10.69        $  10.66        $  10.31      $  10.40
                                             --------        --------        --------        --------      --------
Income (loss) from investment operations:
   Net investment income+ ................       0.39            0.42            0.44            0.47          0.50
   Net gain (loss) on securities (both
     realized and unrealized) ............      (0.14)           0.05            0.03            0.35         (0.09)
                                             --------        --------        --------        --------      --------
   Total from investment operations ......       0.25            0.47            0.47            0.82          0.41
                                             --------        --------        --------        --------      --------
Less distributions (note 10):
   Dividends from net investment income ..      (0.39)          (0.42)          (0.44)          (0.47)        (0.50)
   Distributions from capital gains ......         --              --              --              --            --
                                             --------        --------        --------        --------      --------
   Total distributions ...................      (0.39)          (0.42)          (0.44)          (0.47)        (0.50)
                                             --------        --------        --------        --------      --------
Net asset value, end of period ...........   $  10.60        $  10.74        $  10.69        $  10.66      $  10.31
                                             ========        ========        ========        ========      ========
Total return (not reflecting sales charge)       2.39%           4.49%           4.50%           8.15%         4.02%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ......................   $223,811        $232,927        $229,176        $226.014      $201,604
   Ratio of expenses to average
     net assets ..........................       0.77%           0.73%           0.72%           0.72%         0.72%
   Ratio of net investment income to
     average net assets ..................       3.66%           3.96%           4.14%           4.82%         4.82%
   Portfolio turnover rate ...............      24.87%          14.31%          17.92%          18.27%        21.44%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets ..........................       0.76%           0.73%           0.71%           0.71%         0.70%

                                                                         Class C
                                             ----------------------------------------------------------------
                                                                 Year Ended December 31,
                                             ----------------------------------------------------------------
                                               2005          2004          2003          2002          2001
                                             --------      --------      --------      --------      --------
Net asset value, beginning of period .....   $  10.73      $  10.69      $  10.66      $  10.31      $  10.39
                                             --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income+ ................       0.30          0.33          0.35          0.38          0.41
   Net gain (loss) on securities (both
     realized and unrealized) ............      (0.14)         0.04          0.03          0.35         (0.08)
                                             --------      --------      --------      --------      --------
   Total from investment operations ......       0.16          0.37          0.38          0.73          0.33
                                             --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income ..      (0.30)        (0.33)        (0.35)        (0.38)        (0.41)
   Distributions from capital gains ......         --            --            --            --            --
                                             --------      --------      --------      --------      --------
   Total distributions ...................      (0.30)        (0.33)        (0.35)        (0.38)        (0.41)
                                             --------      --------      --------      --------      --------
Net asset value, end of period ...........   $  10.59      $  10.73      $  10.69      $  10.66      $  10.31
                                             ========      ========      ========      ========      ========
Total return (not reflecting sales charge)       1.53%         3.51%         3.62%         7.23%         3.24%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ......................      7,296      $  8,166      $  7,197      $  4,804      $  3,355
   Ratio of expenses to average
     net assets ..........................       1.62%         1.58%         1.57%         1.56%         1.56%
   Ratio of net investment income to
     average net assets ..................       2.81%         3.11%         3.26%         3.62%         3.92%
   Portfolio turnover rate ...............      24.87%        14.31%        17.92%        18.27%        21.44%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets ..........................       1.61%         1.58%         1.56%         1.55%         1.55%

+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              Class I
                                                  -------------------------------------------------
                                                                          Year Ended December 31,         Period
                                                  -------------------------------------------------       Ended
                                                    2005          2004          2003          2002      12/31/01(1)
                                                  -------       -------       -------       -------     -----------
Net asset value, beginning of period ..........   $ 10.73       $ 10.69       $ 10.66       $ 10.31       $ 10.44
                                                  -------       -------       -------       -------       -------
Income (loss) from investment operations:
   Net investment income+ .....................      0.38          0.41          0.43          0.46          0.19
   Net gain (loss) on securities (both realized
     and unrealized) ..........................     (0.14)         0.03          0.02          0.35         (0.13)
                                                  -------       -------       -------       -------       -------
   Total from investment operations ...........      0.24          0.44          0.45          0.81          0.06
                                                  -------       -------       -------       -------       -------
Less distributions (note 10):
   Dividends from net investment income .......     (0.38)        (0.40)        (0.42)        (0.46)        (0.19)
   Distributions from capital gains ...........        --            --            --            --            --
                                                  -------       -------       -------       -------       -------
   Total distributions ........................     (0.38)        (0.40)        (0.42)        (0.46)        (0.19)
                                                  -------       -------       -------       -------       -------
Net asset value, end of period ................   $ 10.59       $ 10.73       $ 10.69       $ 10.66       $ 10.31
                                                  =======       =======       =======       =======       =======
Total return (not reflecting sales charge) ....      2.24%         4.24%         4.33%         7.98%         0.58%*

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................   $ 7,764       $ 7,564       $ 4,438       $ 2,407       $ 1,426
   Ratio of expenses to average net assets ....      0.92%         0.89%         0.88%         0.87%         0.83%**
   Ratio of net investment income to average
     net assets ...............................      3.52%         3.79%         3.95%         4.32%         4.47%**
   Portfolio turnover rate ....................     24.87%        14.31%        17.92%        18.27%        21.44%*

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....      0.91%         0.89%         0.87%         0.86%         0.82%**

                                                                                Class Y
                                                  -------------------------------------------------------------------
                                                                        Year Ended December 31,
                                                  -------------------------------------------------------------------
                                                    2005           2004           2003           2002           2001
                                                  -------        -------        -------        -------        -------
Net asset value, beginning of period ..........   $ 10.75        $ 10.70        $ 10.67        $ 10.32        $ 10.40
                                                  -------        -------        -------        -------        -------
Income (loss) from investment operations:
   Net investment income+ .....................      0.41           0.44           0.46           0.49           0.51
   Net gain (loss) on securities (both realized
     and unrealized) ..........................     (0.14)          0.05           0.03           0.35          (0.07)
                                                  -------        -------        -------        -------        -------
   Total from investment operations ...........      0.27           0.49           0.49           0.84           0.44
                                                  -------        -------        -------        -------        -------
Less distributions (note 10):
   Dividends from net investment income .......     (0.41)         (0.44)         (0.46)         (0.49)         (0.52)
   Distributions from capital gains ...........        --             --             --             --             --
                                                  -------        -------        -------        -------        -------
   Total distributions ........................     (0.41)         (0.44)         (0.46)         (0.49)         (0.52)
                                                  -------        -------        -------        -------        -------
Net asset value, end of period ................   $ 10.61        $ 10.75        $ 10.70        $ 10.67        $ 10.32
                                                  =======        =======        =======        =======        =======
Total return (not reflecting sales charge) ....      2.55%          4.65%          4.65%          8.30%          4.28%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................   $47,816        $48,795        $46,313        $41,223        $25,585
   Ratio of expenses to average net assets ....      0.62%          0.58%          0.57%          0.57%          0.57%
   Ratio of net investment income to average
     net assets ...............................      3.81%          4.11%          4.28%          4.63%          4.94%
   Portfolio turnover rate ....................     24.87%         14.31%         17.92%         18.27%         21.44%

The expense ratios after giving effect to the expe

   Ratio of expenses to average net assets ....      0.61%          0.58%          0.56%          0.56%          0.55%

----------
(1)   For the period August 6, 2001 to December 31, 2001.
+     Per share amounts have been calculated using the monthly average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2005 and held for the six months ended December 31, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                    ACTUAL
                 TOTAL RETURN      BEGINNING          ENDING          EXPENSES
                    WITHOUT         ACCOUNT           ACCOUNT       PAID DURING
               SALES CHARGES(1)      VALUE             VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              0.34%         $1,000.00         $1,003.40         $3.89
--------------------------------------------------------------------------------
Class C             (0.08)%        $1,000.00         $  999.20         $8.16
--------------------------------------------------------------------------------
Class I              0.28%         $1,000.00         $1,002.80         $4.59
--------------------------------------------------------------------------------
Class Y              0.52%         $1,000.00         $1,005.20         $3.13
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.77%, 1.62%, 0.91% AND 0.62% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                 HYPOTHETICAL
                  ANNUALIZED       BEGINNING         ENDING          EXPENSES
                     TOTAL          ACCOUNT          ACCOUNT        PAID DURING
                    RETURN           VALUE            VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A              5.00%        $1,000.00         $1,021.32          $3.92
--------------------------------------------------------------------------------
Class C              5.00%        $1,000.00         $1,017.04          $8.24
--------------------------------------------------------------------------------
Class I              5.00%        $1,000.00         $1,020.62          $4.63
--------------------------------------------------------------------------------
Class Y              5.00%        $1,000.00         $1,022.08          $3.16
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.77%, 1.62%, 0.91% AND 0.62% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended December 31, 2005, $10,817,058 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 99.33% of total dividends paid during fiscal 2005, were exempt-interest dividends.

      Prior to January 31, 2006, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2005 CALENDAR YEAR.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (http://www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1) AND OFFICERS

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
INTERESTED TRUSTEES(4)

Diana P. Herrmann       Trustee                Vice Chair and Chief Executive Officer           11          None
New York, NY            since 1995             of Aquila Management Corporation,
(02/25/58)              and President          Founder of the Aquila(SM) Group of
                        since 1999             Funds(5) and parent of Aquila Investment
                                               Management LLC, Manager, since 2004,
                                               President and Chief Operating Officer
                                               since 1997, a Director since 1984,
                                               Secretary since 1986 and previously its
                                               Executive Vice President, Senior Vice
                                               President or Vice President, 1986-1997;
                                               Chief Executive Officer and Vice Chair
                                               since 2004 and President, Chief
                                               Operating Officer and Manager of the
                                               Manager since 2003; Vice Chair,
                                               President, Executive Vice President or
                                               Senior Vice President of funds in the
                                               Aquila(SM) Group of Funds since 1986;
                                               Director of the Distributor since 1997;
                                               trustee, Reserve Money-Market Funds,
                                               1999-2000 and Reserve Private Equity
                                               Series, 1998-2000; Governor, Investment
                                               Company Institute and head of its Small
                                               Funds Committee since 2004; active in
                                               charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Thomas A.Christopher    Chair of the           Vice President of Robinson, Hughes &              2          None
Danville, KY            Board of Trustees      Christopher, C.P.A.s, P.S.C., since
(12/19/47)              since 2005             1977; President, A Good Place for Fun,
                        and Trustee            Inc., a sports facility, since 1987;
                        since 1992             currently or formerly active with
                                               various professional and community
                                               organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Douglas Dean            Trustee                Founder and Chairman of the Board of              1          None
Lexington, KY           since 1987             Directors, Dean, Dorton & Ford P.S.C., a
(03/21/49)                                     public accounting firm, since 1982;
                                               active as an officer and member of
                                               various charitable and community
                                               organizations.

Theodore T. Mason       Trustee                Executive Director, East Wind Power               8          Trustee, Pimco Advisors
New York, NY            since 1987             Partners LTD since 1994 and Louisiana                        VIT.
(11/24/35)                                     Power Partners, 1999-2003; Treasurer,
                                               Alumni Association of SUNY Maritime
                                               College since 2004 (President,
                                               2002-2003, First Vice President,
                                               2000-2001, Second Vice President,
                                               1998-2000) and director of the same
                                               organization since 1997; Director, STCM
                                               Management Company, Inc., 1973-2004;
                                               twice national officer of Naval Reserve
                                               Association, commanding officer of four
                                               naval reserve units and Captain, USNR
                                               (Ret); director, The Navy League of the
                                               United States New York Council since
                                               2002; trustee, The Maritime Industry
                                               Museum at Fort Schuyler, 2000-2004; and
                                               the Maritime College at Fort Schuyler
                                               Foundation, Inc. since 2000.

Anne J. Mills           Trustee                President, Loring Consulting Company              4          None
Castle Rock, CO         since 1987             since 2001; Vice President for Business
(12/23/38)                                     Affairs, Ottawa University, 1992-2001;
                                               IBM Corporation, 1965-1991; Budget
                                               Review Officer, the American Baptist
                                               Churches/USA, 1994-1997; director, the
                                               American Baptist Foundation; Trustee,
                                               Ottawa University; and Trustee Emerita,
                                               Brown University.

William J. Nightingale  Trustee                Retired; formerly Chairman, founder               2          Ring's End, Inc.
Rowayton, CT            since 1993             (1975) and Senior Advisor until 2000 of
(09/16/29)                                     Nightingale & Associates, L.L.C., a
                                               general management consulting firm
                                               focusing on interim management,
                                               divestitures, turnaround of troubled
                                               companies, corporate restructuring and
                                               financial advisory services.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
James R. Ramsey         Trustee                President, University of Louisville               2          Community Bank and
Louisville, KY          since 1987             since November 2002; Professor of                            Trust, Pikeville, KY
(11/14/48)                                     Economics, University of Louisville,                         and Texas Roadhouse
                                               1999-present; Kentucky Governor's Senior                     Inc.
                                               Policy Advisor and State Budget
                                               Director, 1999-2002; Vice Chancellor for
                                               Finance and Administration, the
                                               University of North Carolina at Chapel
                                               Hill, 1998 to 1999; previously Vice
                                               President for Finance and Administration
                                               at Western Kentucky University, State
                                               Budget Director for the Commonwealth of
                                               Kentucky, Chief State Economist and
                                               Executive Director for the Office of
                                               Financial Management and Economic
                                               Analysis for the Commonwealth of
                                               Kentucky, Adjunct Professor at the
                                               University of Kentucky, Associate
                                               Professor at Loyola University-New
                                               Orleans and Assistant Professor at
                                               Middle Tennessee State University.

OTHER INDIVIDUALS

TRUSTEES EMERITUS(6)

Lacy B. Herrmann        Founder and            Founder and Chairman of the Board,               N/A         N/A
New York, NY            Chairman Emeritus      Aquila Management Corporation, the
(05/12/29)              since 2006,            sponsoring organization and parent of
                        Chairman of the        the Manager or Administrator and/or
                        Board of Trustees,     Adviser or Sub-Adviser to each fund of
                        1987-2005              the Aquila(SM) Group of Funds; Chairman
                                               of the Manager or Administrator and/or
                                               Adviser or Sub-Adviser to each since
                                               2004; Founder and Chairman Emeritus of
                                               Hawaiian Tax-Free Trust, Pacific Capital
                                               Cash Assets Trust, Pacific Capital
                                               Tax-Free Cash Assets Trust, Pacific
                                               Capital U.S. Government Securities Cash
                                               Assets Trust, Tax-Free Fund of Colorado,
                                               Churchill Tax-Free Fund of Kentucky,
                                               Narragansett Insured Tax-Free Income
                                               Fund, Tax-Free Trust of Arizona,
                                               Tax-Free Trust of Oregon, Tax-Free Fund
                                               For Utah and Aquila Rocky Mountain
                                               Equity Fund; previously Chairman and a
                                               Trustee of each fund in the Aquila(SM)
                                               Group of Funds since its establishment
                                               until 2004 or 2005; Director of the
                                               Distributor since 1981 and formerly Vice
                                               President or Secretary, 1981-1998;
                                               Trustee Emeritus, Brown University and
                                               the Hopkins School; active in
                                               university, school and charitable
                                               organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Carroll F. Knicely      Trustee Emeritus       President, Associated Publications Inc.,         N/A         N/A
Glasgow, KY             since 2004             Glasgow, Kentucky; director and member,
(12/08/28)                                     Executive Board of West Kentucky
                                               Corporation and director and
                                               Secretary-Treasurer, South Gate Plaza,
                                               Inc. (owner and developer of shopping
                                               centers and commercial real estate);
                                               director, Vice President and Treasurer,
                                               Knicely and Knicely, Inc. (owner and
                                               developer of rental properties and
                                               residential real estate); former
                                               trustee, Cambellsville University;
                                               formerly Secretary of Commerce and
                                               Commissioner of Commerce, Commonwealth
                                               of Kentucky.

OFFICERS

Charles E.Childs, III   Executive Vice         Executive Vice President of all funds in         N/A         N/A
New York, NY            President              the Aquila(SM) Group of Funds and the
(04/01/57)              since 2003             Manager and the Manager's parent since
                                               2003; formerly Senior Vice President,
                                               corporate development, Vice President,
                                               Assistant Vice President and Associate
                                               of the Manager's parent since 1987;
                                               Senior Vice President, Vice President or
                                               Assistant Vice President of the Aquila
                                               Money-Market Funds, 1988-2003.

Thomas S. Albright      Senior Vice            Senior Vice President and Portfolio              N/A         N/A
Louisville, KY          President              Manager, Churchill Tax-Free Fund of
(07/26/52)              since 2000             Kentucky since July 2000; Senior Vice
                                               President, Tax-Free Fund For Utah since
                                               2003, Vice President, 2001-2003 and
                                               co-portfolio manager since 2001; Vice
                                               President and backup portfolio manager,
                                               Tax-Free Trust of Arizona, since 2004;
                                               Vice President and Portfolio Manager,
                                               Banc One Investment Advisors, Inc.,
                                               1994-2000.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Jerry G. McGrew         Senior Vice            President of the Distributor since 1998,         N/A         N/A
New York, NY            President              Registered Principal since 1993, Senior
(06/18/44)              since 1994             Vice President, 1997-1998 and Vice
                                               President, 1993-1997; Senior Vice
                                               President, Aquila Rocky Mountain Equity
                                               Fund and five Aquila Bond Funds since
                                               1995; Vice President, Churchill Cash
                                               Reserves Trust, 1995-2001.

Todd W. Curtis          Vice President         Senior Vice President and Portfolio              N/A         N/A
Phoenix, AZ             since 2004             Manager, Tax-Free Trust of Arizona,
(06/08/49)                                     since August 2004; Vice President and
                                               backup portfolio manager, Churchill
                                               Tax-Free Fund of Kentucky, since 2004;
                                               Vice President and Portfolio Manager,
                                               Banc One Investment Advisors, Inc. and
                                               its predecessors, 1981-2004.

Jason T. McGrew         Vice President         Vice President, Churchill Tax-Free Fund          N/A         N/A
Elizabethtown, KY       since 2001             of Kentucky since 2001, Assistant Vice
(08/14/71)                                     President, 2000-2001; Investment Broker
                                               with Raymond James Financial Services
                                               1999-2000 and with J.C. Bradford and
                                               Company 1997-1999; Associate Broker at
                                               Prudential Securities 1996-1997.

Robert W. Anderson      Chief Compliance       Chief Compliance Officer of the Trust,           N/A         N/A
New York, NY            Officer since 2004     the Manager and the Distributor since
(08/23/40)              and Assistant          2004, Compliance Officer of the Manager
                        Secretary              or its predecessor and current parent
                        since 2000             since 1998 and Assistant Secretary of
                                               the Aquila(SM) Group of Funds since
                                               2000.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Joseph P. DiMaggio      Chief Financial        Chief Financial Officer of the                   N/A         N/A
New York, NY            Officer since 2003     Aquila(SM) Group of Funds since 2003 and
(11/06/56)              and Treasurer          Treasurer since 2000.
                        since 2000

Edward M. W. Hines      Secretary              Partner, Hollyer Brady Barrett & Hines           N/A         N/A
New York, NY            since 1987             LLP, legal counsel to the Fund, since
(12/16/39)                                     1989; Secretary of the Aquila(SM) Group
                                               of Funds.

John M. Herndon         Assistant              Assistant Secretary of the Aquila(SM)            N/A         N/A
New York, NY            Secretary              Group of Funds since 1995 and Vice
(12/17/39)              since 1995             President of the three Aquila
                                               Money-Market Funds since 1990; Vice
                                               President of the Manager or its
                                               predecessor and current parent since
                                               1990.

Lori A. Vindigni        Assistant              Assistant Treasurer of the Aquila(SM)            N/A         N/A
New York, NY            Treasurer              Group of Funds since 2000; Assistant
(11/02/66)              since 2000             Vice President of the Manager or its
                                               predecessor and current parent since
                                               1998; Fund Accountant for the Aquila(SM)
                                               Group of Funds, 1995-1998.

----------
(1)   The  Fund's  Statement  of  Additional   Information  includes  additional
      information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquilasm Group of Funds."

(6)   A Trustee Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor or investment adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

   Lacy B. Herrmann, Chairman Emeritus
   AQUILA MANAGEMENT CORPORATION

MANAGER

   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES

   Thomas A. Christopher, Chair
   Douglas Dean
   Diana P. Herrmann
   Theodore T. Mason
   Anne J. Mills
   William J. Nightingale
   James R. Ramsey

OFFICERS

   Diana P. Herrmann, President
   Thomas S. Albright, Senior Vice President and Portfolio Manager Jerry G. McGrew, Senior Vice President
   Jason T. McGrew, Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR

   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN

   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

   PFPC INC.
   101 Sabin Street
   Pawtuckett, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   Tait, Weller & Baker LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2. CODE OF ETHICS.

(a) As of December 31, 2005 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $16,000 in 2005 and $20,700 in 2004.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $8,942 in 2005 and 2004, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2006


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2006




CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.